Schedule of Investments (unaudited)
February 28, 2026
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 Franklin New Jersey Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 93.5%
American Samoa — 0.3%

American Samoa EDA Revenue, Series A	5.000%	9/1/38	$500,000	$518,242 (a)
California — 0.9%

Davis Joint, CA, USD, GO, Series 2020, BAM	3.000%	8/1/38	1,400,000	1,339,936
Delaware — 2.4%
Delaware River & Bay Authority, DE, Revenue:
Series 2022, Refunding	5.000%	1/1/38	410,000	456,634
Series 2022, Refunding	5.000%	1/1/40	1,865,000	2,066,512
Series A	5.000%	1/1/49	1,000,000	1,067,146
Total Delaware				3,590,292
Guam — 3.4%
Antonio B Won Pat, GU, International Airport Authority Revenue:
Series A	5.000%	10/1/34	100,000	111,557 (b)
Series A	5.250%	10/1/35	100,000	113,115 (b)
Series A	5.250%	10/1/37	175,000	195,505 (b)
Series A	5.250%	10/1/38	200,000	221,871 (b)
Series A	5.250%	10/1/40	200,000	218,859 (b)
Series A, Refunding	5.250%	10/1/35	265,000	296,213 (b)
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	1,400,000	1,394,119
Guam Government, Hotel Occupancy Tax Revenue, Series A, Refunding	5.000%	11/1/40	450,000	476,731
Guam Government, Waterworks Authority Revenue:
Water and Wastewater System, Series A	5.250%	7/1/50	600,000	623,389
Water and Wastewater System, Series A	5.500%	7/1/55	900,000	946,012
Water and Wastewater System, Series A, Refunding	5.000%	1/1/46	535,000	554,162
Total Guam				5,151,533
Missouri — 1.0%

Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series A	4.000%	3/1/45	1,520,000	1,437,191 (b)
New Jersey — 73.8%
Atlantic City, NJ, GO:
Series A, Refunding, BAM, State Aid Withholding	5.000%	3/1/42	1,000,000	1,012,301
Series B, AG, State Aid Withholding	5.000%	3/1/37	1,000,000	1,019,636
Atlantic County, NJ, Improvement Authority Revenue:
Atlantic City Campus Phase II Project, Series A, AG	4.000%	7/1/47	750,000	711,397
Atlantic City Campus Phase II Project, Series A, AG	4.000%	7/1/53	600,000	543,494
Camden County, NJ, Improvement Authority Revenue:
Camden Prep High School Project, Series 2022	5.000%	7/15/42	1,180,000	1,204,507 (a)
Cooper Norcross Academy, Series 2022	6.000%	6/15/62	1,000,000	1,034,681
County Capital Program, Series B, Refunding, County GTD	5.000%	1/15/38	475,000	549,356
County Capital Program, Series B, Refunding, County GTD	5.000%	1/15/39	250,000	287,119
County Capital Program, Series B, Refunding, County GTD	5.000%	1/15/40	200,000	227,420
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Series A, Refunding, AG	5.000%	11/1/40	1,200,000	1,332,164
Series A, Refunding, AG	5.000%	11/1/41	1,100,000	1,208,567
Series A, Refunding, AG	5.000%	11/1/42	1,340,000	1,455,807
Series B, AG	5.000%	11/1/38	200,000	225,815
See Notes to Schedule of Investments.

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin New Jersey Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
Essex County, NJ, Improvement Authority Revenue:
North Star Academy Charter School of Newark Inc., Series 2020	4.000%	7/15/40	$825,000	$803,502 (a)
North Star Academy Charter School of Newark Inc., Series A, Refunding	5.000%	7/15/54	500,000	497,354 (a)
North Star Academy Charter School of Newark Inc., Series A, Refunding	5.000%	7/15/64	775,000	756,791 (a)
The Friends of TEAM Charter Schools Inc., Series 2021	4.000%	6/15/56	1,500,000	1,287,887
Gloucester County, NJ, Improvement Authority Revenue:
Rowan University Projects, BAM	5.000%	7/1/54	3,000,000	3,111,895
Rowan University Projects, Refunding	5.000%	7/1/44	225,000	246,954
Hudson County, NJ, Improvement Authority Revenue:
Hudson County Courthouse Project, Series 2020	3.000%	10/1/35	3,500,000	3,506,632
Series 2019, Refunding, County GTD	4.000%	1/1/35	800,000	828,054
Jersey City Municipal Utilities Authority, NJ, Sewer Revenue, Series E, Refunding, BAM, Municipal Government GTD	5.750%	10/15/55	750,000	839,401
Monmouth County, NJ, Improvement Authority Revenue:
Refunding	5.000%	12/1/40	500,000	570,634
Refunding	5.000%	12/1/42	500,000	559,334
New Jersey State EDA Revenue:
Foundation Academy Charter School Project, Series A	5.000%	7/1/38	300,000	303,212
Foundation Academy Charter School Project, Series A	5.000%	7/1/50	1,000,000	947,724
Middlesex Water Company Project	4.000%	8/1/59	1,000,000	877,967 (b)
New Jersey Transit Corp. Project, Series B, Refunding	5.000%	11/1/26	1,000,000	1,018,481
North Star Academy Charter School of Newark Inc. Project	5.000%	7/15/47	1,000,000	1,001,043
Portal North Bridge Project, Series A	5.250%	11/1/42	1,350,000	1,491,091
Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Refunding, AG	5.000%	6/1/37	1,750,000	1,789,115
School Facilities Construction, Series AAA	5.000%	6/15/36	550,000	562,779 (c)
School Facilities Construction, Series MMM, Refunding	4.000%	6/15/35	1,000,000	1,033,533
School Facilities Construction, Series MMM, Refunding	4.000%	6/15/36	1,500,000	1,543,410
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/39	1,250,000	1,447,903
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,750,000	1,784,915 (b)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,015,000	1,016,672 (b)
The Seeing Eye Inc. Project, Refunding	5.000%	6/1/32	1,250,000	1,299,771
The Team Academy Charter School Project	6.000%	10/1/33	830,000	831,655
Umm Energy Partners LLC Project, Series A	4.750%	6/15/32	1,000,000	1,000,718 (b)
New Jersey State EFA Revenue:
College of New Jersey Issue, Series G, Unrefunded	5.000%	7/1/30	616,000	617,228
Higher Education Capital Improvement Fund Issue, Series A	5.250%	9/1/53	1,000,000	1,057,601
Princeton University, Series A-2	5.000%	3/1/43	1,500,000	1,683,392
Seton Hall University Issue, Series C, AG	4.000%	7/1/50	250,000	240,911
Stevens Institute of Technology Issue, Series A, Refunding	5.000%	7/1/35	1,200,000	1,230,329
Stevens Institute of Technology, Green Bonds, Series A	4.000%	7/1/50	3,000,000	2,651,357
The William Paterson University of New Jersey Issue, AG	5.000%	7/1/32	175,000	195,563
The William Paterson University of New Jersey Issue, AG	5.000%	7/1/33	225,000	250,396
The William Paterson University of New Jersey Issue, AG	3.000%	7/1/34	125,000	124,677
The William Paterson University of New Jersey Issue, AG	3.000%	7/1/35	200,000	197,730
The William Paterson University of New Jersey Issue, AG	4.000%	7/1/38	265,000	274,450
See Notes to Schedule of Investments.

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report

 Franklin New Jersey Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
The William Paterson University of New Jersey Issue, AG	3.000%	7/1/40	$275,000	$251,690
New Jersey State Environmental Infrastructure Revenue, Green Bonds, Series A-2	5.000%	9/1/52	500,000	525,276
New Jersey State Health Care Facilities Financiang Authority Revenue:
Inspira Health Obligated Group Issue	5.000%	7/1/42	1,000,000	1,018,527
Inspira Health Obligated Group Issue, Series A, Refunding	5.250%	7/1/54	1,000,000	1,064,714
Princeton Healthcare System Issue, Series A, Refunding	5.000%	7/1/39	1,000,000	1,006,183
RWJ Barnabas Health Obligated Group Issue	3.000%	7/1/51	1,750,000	1,344,457
RWJ Barnabas Health Obligated Group Issue, Series A	5.000%	7/1/41	1,000,000	1,123,861
RWJ Barnabas Health Obligated Group Issue, Series A	5.250%	7/1/54	1,135,000	1,208,986
RWJ Barnabas Health Obligated Group Issue, Series A, Refunding	4.000%	7/1/43	500,000	500,222
Series A, Unrefunded	5.000%	7/1/27	5,000	5,010
St. Joseph’s Healthcare System Obligated Group Issue, Refunding	5.000%	7/1/41	2,015,000	2,019,002
Valley Health System Obligated Group	4.000%	7/1/36	1,000,000	1,024,825
Valley Health System Obligated Group	4.000%	7/1/38	1,000,000	1,014,985
New Jersey State Higher Education, Student Assistance Authority Revenue:
Series 1A, Refunding	5.000%	12/1/35	1,500,000	1,655,344 (b)
Series 1C, Refunding	5.500%	12/1/55	1,500,000	1,563,926 (b)
New Jersey State Housing & Mortgage Finance Agency, Multi Family Housing Revenue:
Series A, FNMA - Collateralized	4.550%	5/1/41	750,000	801,547
Series A-1, GNMA - Collateralized HUD Section 8	5.000%	1/20/66	1,875,000	1,927,731
Sustainable Bonds, Series D-1, GNMA / FNMA / FHLMC	5.100%	11/1/45	500,000	522,255
New Jersey State Housing & Mortgage Finance Agency, Single Family Housing Revenue:
Series A, Refunding	4.500%	10/1/48	330,000	335,970
Sustainable Bonds, Series M	5.050%	10/1/45	500,000	518,121
New Jersey State Institute of Technology, GO:
Series A, Refunding, BAM	5.000%	7/1/44	500,000	550,857
Series A, Refunding, BAM	5.250%	7/1/55	750,000	809,482
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A	0.000%	12/15/33	2,500,000	2,004,146
Transportation Program, Series A, Refunding	5.000%	12/15/34	1,000,000	1,065,535
Transportation Program, Series AA	5.250%	6/15/41	2,000,000	2,002,147
Transportation Program, Series AA	5.000%	6/15/50	1,000,000	1,046,771
Transportation Program, Series AA	5.000%	6/15/55	1,250,000	1,298,126
Transportation Program, Series AA, Refunding	4.250%	6/15/44	1,000,000	1,017,024
Transportation Program, Series CC	5.250%	6/15/50	4,000,000	4,259,434
Transportation Program, Series CC	5.500%	6/15/50	500,000	604,393 (c)
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	1,000,000	1,025,548
Series A	5.250%	1/1/55	1,250,000	1,343,774
Series B	4.125%	1/1/54	1,000,000	977,373
Series C, Refunding	5.000%	1/1/42	1,000,000	1,113,812
Series C, Refunding	5.000%	1/1/45	1,500,000	1,625,704
New Jersey State, GO:
COVID-19 Emergency Bonds, Series A	3.000%	6/1/32	2,000,000	2,063,008
See Notes to Schedule of Investments.

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin New Jersey Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
COVID-19 Emergency Bonds, Series A	4.000%	6/1/32	$1,000,000	$1,101,272
North Bergen Township Municipal Authority, NJ, Revenue:
Series 2007, Refunding, NATL	0.000%	12/15/26	1,000,000	979,742
Series 2007, Refunding, NATL	0.000%	12/15/27	1,005,000	958,194
Passaic County, NJ, Improvement Authority Revenue:
Community Charter School of Paterson Project, Series A	5.000%	1/1/60	215,000	201,985
Paterson Arts and Science Charter School Project, Series 2023	5.250%	7/1/43	870,000	903,918
Paterson Charter School for Science and Technology Inc. Project	4.125%	7/1/33	135,000	139,504
Paterson Charter School for Science and Technology Inc. Project	4.500%	7/1/40	200,000	205,150
Paterson Charter School for Science and Technology Inc. Project	5.000%	7/1/44	125,000	127,922
Salem County, NJ, Improvement Authority, City GTD Revenue:
Finlaw State Office Building Project, Series 2021, Refunding, AG, Municipal Government GTD	4.000%	8/15/37	525,000	536,581
Finlaw State Office Building Project, Series 2021, Refunding, AG, Municipal Government GTD	4.000%	8/15/42	350,000	350,151
Finlaw State Office Building Project, Series 2021, Refunding, AG, Municipal Government GTD	4.000%	8/15/48	400,000	369,161
South Jersey Port Corp., NJ, Subordinated Marine Terminal Revenue:
Series B	5.000%	1/1/37	175,000	180,059 (b)
Series B	5.000%	1/1/42	225,000	229,036 (b)
Series B	5.000%	1/1/48	875,000	879,026 (b)
South Jersey Transportation Authority, NJ, Transportation System Revenue:
Series A	5.000%	11/1/45	950,000	988,691
Series A	5.250%	11/1/52	2,500,000	2,598,810
Series A, Refunding, BAM	4.000%	11/1/39	1,700,000	1,767,760
Series A, Refunding, BAM	5.000%	11/1/39	1,000,000	1,144,739
Sussex County Municipal Utilities Authority, NJ, Wastewater Facilities Revenue, Series B, AG, County GTD	0.000%	12/1/30	1,500,000	1,319,323
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/36	1,500,000	1,558,619
Series B, Refunding	5.000%	6/1/46	815,000	807,522
Township of Piscataway, NJ, GO, General Improvement Bonds, Refunding	2.000%	10/15/35	650,000	574,924
Township of Union County, NJ, GO, Series 2022, Refunding	2.000%	1/15/32	1,120,000	1,048,531
Total New Jersey				111,504,711
New York — 6.6%
Monroe County, NY, Industrial Development Corp. Revenue, Series A, FNMA - HUD Section 8	4.720%	1/1/44	600,000	629,264
Port Authority of New York & New Jersey Revenue:
Consolidated Series 207, Refunding	5.000%	9/15/29	550,000	575,400 (b)
Consolidated Series 217	5.000%	11/1/44	2,000,000	2,110,015
Consolidated Series 248, Refunding	5.000%	1/15/55	1,000,000	1,050,499
Consolidated Series 250, Refunding	5.250%	10/15/51	500,000	541,987
Consolidated Series 93	6.125%	6/1/94	5,000,000	5,010,164
Total New York				9,917,329
Pennsylvania — 0.3%

Delaware River Joint Toll Bridge Commission, PA & NJ, Bridge System Revenue, Series A	5.000%	7/1/44	500,000	522,237
See Notes to Schedule of Investments.

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report

 Franklin New Jersey Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Puerto Rico — 1.9%
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/37	$850,000	$851,756
Restructured, Series A-1	4.000%	7/1/41	500,000	485,287
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	4.750%	7/1/53	1,500,000	1,462,684
Total Puerto Rico				2,799,727
Texas — 2.7%
Bastrop, TX, ISD, GO, Unlimited Tax, School Building Bonds, Series 2023, PSF - GTD	5.000%	2/15/53	2,600,000	2,689,165
Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	300,000	301,115 (a)
Texas State Water Development Board, State Water Implementation Revenue Fund for Texas Revenue, Series 2022	5.000%	10/15/57	1,100,000	1,138,098
Total Texas				4,128,378
U.S. Virgin Islands — 0.2%
U.S. Virgin Islands Matching Fund Special Purpose Securitization Corp. Revenue, Series A, Refunding	5.000%	10/1/30	330,000	348,567
Total Investments before Short-Term Investments (Cost — $139,873,728)				141,258,143
			Shares
Short-Term Investments — 5.6%
Putnam Government Money Market Fund, Class P Shares (Cost — $8,411,553)	3.450%		8,411,553	8,411,553 (d)(e)
Total Investments — 99.1% (Cost — $148,285,281)				149,669,696
Other Assets in Excess of Liabilities — 0.9%				1,400,828
Total Net Assets — 100.0%				$151,070,524

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated Companies was $8,411,553 and the cost was $8,411,553 (Note 2).

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
ISD	—	Independent School District
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PSF	—	Permanent School Fund
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin New Jersey Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks as high a level of current income exempt from federal income tax and New Jersey personal income tax as is consistent with preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report

proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$141,258,143	—	$141,258,143
Short-Term Investments†	$8,411,553	—	—	8,411,553
Total Investments	$8,411,553	$141,258,143	—	$149,669,696

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were effected in such company for the period ended February 28, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	—	$13,396,709	13,396,709	$4,985,156	4,985,156
Putnam Short Term Investment Fund, Class P Shares	$6,332,027	20,991,281	20,991,281	27,323,308	27,323,308
	$6,332,027	$34,387,990		$32,308,464

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Putnam Government Money Market Fund, Class P Shares	—	$40,631	—	$8,411,553

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Putnam Short Term Investment Fund, Class P Shares	—	$54,373	—	—
	—	$95,004	—	$8,411,553

Franklin New Jersey Municipal Income ETF 2026 Quarterly Report